UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05011

Name of Fund: CMA Multi-State Municipal Series Trust
CMA Arizona Municipal Money Fund
CMA California Municipal Money Fund
CMA Connecticut Municipal Money Fund
CMA Florida Municipal Money Fund
CMA Massachusetts Municipal Money Fund
CMA Michigan Municipal Money Fund
CMA New Jersey Municipal Money Fund
CMA New York Municipal Money Fund
CMA North Carolina Municipal Money Fund
CMA Ohio Municipal Money Fund
CMA Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, CMA Multi-State
Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2009

Date of reporting period: 04/01/2008 – 06/30/2008

Item 1 – Schedule of Investments

CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust Schedule of Investments June 30, 2008 (Unaudited) (Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

Arizona - 95.9%	AK-Chin Indian Community, Arizona, Revenue Bonds, VRDN,
	1.55%, 4/01/23 (a)	$ 4,000	$ 4,000,000

	Apache County, Arizona, IDA, IDR (Tucson Electric Power-Springerville),
	VRDN, 1.50%, 12/01/20 (a)	7,100	7,100,000

	Arizona Board of Regents, Revenue Refunding Bonds
	(Arizona State University Project), VRDN, Series A, 1.45%, 7/01/34 (a)	1,200	1,200,000

	Arizona Board of Regents, Revenue Refunding Bonds
	(Arizona State University Project), VRDN, Series B, 1.53%, 7/01/34 (a)	1,640	1,640,000

	Arizona Health Facilities Authority, Health Facility Revenue Bonds
	(Catholic Healthcare West Project), VRDN, Series B, 1.55%, 7/01/35 (a)	5,000	5,000,000

	Arizona School District, TAN, Financing Program, COP, 4.50%, 7/30/08	9,000	9,006,141

	Arizona Sports and Tourism Authority, Senior Revenue Refunding Bonds
	(Multipurpose Stadium Facility Project), VRDN, 1.57%, 7/01/36 (a)	5,000	5,000,000

	Avondale, Arizona, IDA, IDR, Refunding (National Health Investors),
	VRDN, 1.59%, 12/01/14 (a)	1,590	1,590,000

	BB&T Municipal Trust, Arizona Health Facilities Authority Revenue
	Bonds, FLOATS, VRDN, Series 2003, 1.56%, 1/01/37 (a)(b)	9,995	9,995,000

	Bank of America AUSTIN Trust, Arizona State Transportation Board,
	Excise Tax Revenue Bonds, VRDN, Series 2007-183, 1.60%, 7/01/17 (a)(b)	5,625	5,625,000

	Bank of America MACON Trust, Pinal County, Arizona, Electrical District
	Number 3, Electric System Revenue Bonds, VRDN, Series U-1, 1.59%,
	10/03/11 (a)(b)	200	200,000

	Casa Grande, Arizona, IDA, IDR (Price Companies Inc. Project), VRDN,
	AMT, Series A, 1.70%, 12/01/17 (a)	835	835,000

	Chandler, Arizona, GO, FLOATS, VRDN, Series 49TP, 1.58%, 7/01/26 (a)(b)	4,500	4,500,000

	Chandler, Arizona, IDA, IDR (Red Rock Stamping Company Project), VRDN, AMT,
	1.91%, 2/01/20 (a)	1,100	1,100,000

	Coconino County, Arizona, IDA, IDR, VRDN, AMT, 1.65%, 3/01/27 (a)	915	915,000

	Coconino County, Arizona, Pollution Control Corporation Revenue Bonds
	(Arizona Public Service Co. Project), VRDN, AMT, 2.15%, 11/01/33 (a)	825	825,000

	Coconino County, Arizona, Pollution Control Corporation Revenue Bonds (Arizona
	Public Service Co.-Navajo Project), VRDN, AMT, Series A, 1.65%, 10/01/29 (a)	1,400	1,400,000

	Deutsche Bank SPEARS/LIFERS Trust, Chandler, Arizona, IDA, IDR, VRDN, AMT, Series
	DBE-150, 1.64%, 12/01/12 (a)(b)	2,000	2,000,000

	Eagle Tax-Exempt Trust, Salt River Project, Arizona, Agriculture Improvement and
	Power District, Electric System Revenue Bonds, VRDN, Series 2006-0141, Class A,
	1.56%, 1/01/37 (a)(b)	2,500	2,500,000

Portfolio Abbreviations To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	LIFERS	Long Inverse Floating Exempt Receipts
COP	Certificates of Participation	M/F	Multi-Family
CP	Commercial Paper	S/F	Single-Family
FLOATS	Floating Rate Securities	SPEARS	Short Puttable Exempt Adjustable Receipts
GO	General Obligation Bonds	TAN	Tax Anticipation Notes
IDA	Industrial Development Authority	TRAN	Tax Revenue Anticipation Notes
IDR	Industrial Development Revenue Bonds	VRDN	Variable Rate Demand Notes

1

CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust Schedule of Investments June 30, 2008 (Unaudited) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Maricopa County, Arizona, IDA, IDR (Trans-Matic Manufacturing Production Project),
VRDN, AMT, 1.93%, 10/01/26 (a)	$ 3,875	$ 3,875,000

Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds
(Las Gardenias Apartments LP Project), VRDN, AMT, Series A, 1.75%,
4/15/33 (a)(c)	2,540	2,540,000

Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds
(San Martin Apartments Project), VRDN, AMT, Series A-1, 1.65%,
6/15/35 (a)(c)	2,000	2,000,000

Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds
(Villas Solanas Apartments), VRDN, AMT, Series A, 1.65%,
11/15/32 (a)(c)	9,000	9,000,000

Maricopa County, Arizona, IDA, S/F Mortgage Revenue Bonds, FLOATS,
VRDN, AMT, Series 2505, 1.70%, 8/01/11 (a)	5,960	5,960,000

Maricopa County, Arizona, School District Number 4, GO (Mesa Unified
Project of 1995), Series E, 4.50%, 7/01/08 (d)(e)	3,000	3,000,183

Maricopa County, Arizona, School District Number 66, GO (Roosevelt
Elementary Project of 2007), Series A, 3%, 7/01/09 (d)	2,125	2,148,101

Morgan Keegan Municipal Products, Inc., Maricopa County, Arizona, IDA,
VRDN, AMT, Series A, 1.75%, 2/02/09 (a)(b)	4,260	4,260,000

Phoenix, Arizona, IDA, M/F Housing Revenue Bonds (CenterTree Project), VRDN,
AMT, Series A, 1.65%, 10/15/30 (a)	7,110	7,110,000

Phoenix, Arizona, IDA, M/F Housing Revenue Refunding Bonds
(Westward Housing Apartments Project), VRDN, AMT, Series A, 1.65%,
4/01/33 (a)	3,265	3,265,000

Phoenix, Arizona, IDA, Revenue Bonds (Leggett & Platt Inc. Project), VRDN, AMT,
1.67%, 7/01/29 (a)	5,170	5,170,000

Phoenix, Arizona, IDA, Revenue Bonds (Salvo Properties LLC Project), VRDN, AMT,
1.73%, 3/01/31 (a)	2,074	2,074,000

Phoenix, Arizona, IDA, Revenue Bonds (Swift Aviation Services Inc. Project), VRDN,
AMT, 2.10%, 7/01/24 (a)	3,330	3,330,000

Phoenix, Arizona, Street and Highway User Revenue Refunding Bonds, Senior Lien,
4.50%, 7/01/08	1,050	1,050,076

Pima County, Arizona, IDA, IDR, Refunding (Brush Wellman Inc. Project),
VRDN, 1.76%, 9/01/09 (a)	600	600,000

Pima County, Arizona, IDA, IDR (Tucson Electric Power Company - Irvington
Project), VRDN, 1.50%, 10/01/22 (a)	4,000	4,000,000

Pima County, Arizona, IDA, M/F Housing Revenue Bonds (Eastside Place
Apartments), VRDN, AMT, Series B, 1.77%, 2/15/31 (a)(c)	2,700	2,700,000

Pima County, Arizona, IDA, Revenue Refunding Bonds (Broadway Proper
Retirement Community), VRDN, Series A, 1.64%, 12/01/25 (a)(f)	4,160	4,160,000

Salt River Pima-Maricopa Indian Community, Arizona, Revenue Bonds, VRDN, 1.55%,
10/01/26 (a)	1,000	1,000,000

Salt River Project, Arizona, Agriculture Improvement and Power District, CP, 1.55%,
8/12/08	5,000	5,000,000

Salt River Project, Arizona, Agriculture Improvement and Power District,
Electric System Revenue Bonds, FLOATS, VRDN, Series 1430, 1.55%,
1/01/37 (a)(b)	800	800,000

Scottsdale, Arizona, IDA, Hospital Revenue Refunding Bonds (Scottsdale
Healthcare), VRDN, Series C, 1.52%, 9/01/35 (a)(d)	3,150	3,150,000

CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust Schedule of Investments June 30, 2008 (Unaudited) (Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Scottsdale, Arizona, IDA, Limited Obligation Revenue Bonds (Notre Dame School),
	VRDN, Series A, 1.55%, 5/01/21 (a)	$ 2,224	$ 2,224,000

	Tempe, Arizona, IDA, Revenue Bonds (ASUF Brickyard, LLC Project), VRDN, Series A,
	1.55%, 7/01/34 (a)	9,670	9,670,000

	Tempe, Arizona, Transit Excise Tax Revenue Bonds, VRDN, 1.57%,
	7/01/36 (a)	5,560	5,560,000

	Tucson, Arizona, IDA, IDR (Fluoresco Old Nogales Project), VRDN, AMT,
	2.55%, 8/01/25 (a)	2,085	2,085,000

	Tucson, Arizona, IDA, Revenue Bonds (United Way Capital Corporation
	Project), VRDN, 2.30%, 6/01/21 (a)	3,030	3,030,000

	Verrado Western Overlay Community Facilities District, Arizona, GO,
	VRDN, 1.60%, 7/01/29 (a)	4,500	4,500,000

	Yavapai County, Arizona, IDA, Hospital Facility Revenue Bonds (Yavapai
	Regional Medical Center), VRDN, Series B, 1.70%, 12/01/26 (a)(d)	1,170	1,170,000

	Yavapai County, Arizona, IDA, Hospital Facility Revenue Refunding Bonds
	(Yavapai Regional Medical Center), VRDN, Series A, 1.65%,
	8/01/27 (a)	4,600	4,600,000

			173,462,501

Puerto Rico -	Puerto Rico Commonwealth, TRAN, 4.25%, 7/30/08	4,000	4,002,731
2.2%

	Total Investments
	(Cost - $177,465,232*) - 98.1%		177,465,232
	Other Assets Less Liabilities - 1.9%		3,347,203

	Net Assets - 100.0%		$ 180,812,435

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c) FNMA Collateralized.
(d) FSA Insured.
(e) U.S. government securities, held in escrow, are used to pay interest on this security, as well as, retire the bond in full at the date indicated, typically at a premium to par.

(f) GNMA Collateralized.

CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)

  Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
  Level 1 - price quotations in active markets/exchanges for identical securities
  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	-
Level 2	$ 177,465,232
Level 3	-

Total	$ 177,465,232

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Multi-State Municipal Series Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
CMA Multi-State Municipal Series Trust

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
CMA Multi-State Municipal Series Trust

Date: August 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Multi-State Municipal Series Trust

Date: August 22, 2008